Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

February 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for Fountainhead Special Value Fund dated March 1, 2011, do not differ from those contained in the Registration Statement of the Registrant that was filed electronically by EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

Please contact me with any questions related to this filing at (207) 347-2030 or via email at megan.koehler@atlanticfundservices.com.

Sincerely,

/s/ Megan Hadley Koehler

Megan Hadley Koehler
Assistant Secretary to the Registrant

cc: Francine J. Rosenberger, Esq.
         K&L Gates LLP